Financial Instruments - Impact of COVID-19 Pandemic - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Cash and Cash Equivalents, Other Investments, Term Deposits and Receivable from Related Party [Member]
Disclosure of Fair Value Measurement [Line Items]
Assets carried at amortized cost	$ 477,620	$ 450,088
Trade and Other Receivables [member]
Disclosure of Fair Value Measurement [Line Items]
Assets carried at amortized cost	$ 39,623	$ 27,331